Risk Management and Fair Value Measurements - Schedule of Financial Derivative Instrument Location (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Vessel Name
Financial derivative instrument - Other non-current assets		$ 1